Schedule of intangible assets net (Details)	Dec. 31, 2024
Distribution Rights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Distribution Rights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years